Fixed Assets (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 345,691	$ 275,717
Less: accumulated depreciation	(7,759)	0
Property, Plant and Equipment, Net	337,932	275,717
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,728	0
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,012	0
Property, Plant and Equipment, Useful Life	0 years
Lab Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 315,951	$ 275,717
Lab Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Lab Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years